SHARE-BASED COMPENSATION - Additional Information (Details) ¥ in Thousands							1 Months Ended	12 Months Ended
	Jul. 01, 2020 shares	Jan. 01, 2020 shares	May 03, 2019 shares	Jan. 31, 2019 shares	Nov. 28, 2018 shares	Dec. 19, 2017 shares	Jun. 30, 2018 shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 CNY (¥) $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 CNY (¥) $ / shares	Dec. 31, 2018 CNY (¥)	Mar. 31, 2019 shares
Share based Payment Award Expiration Period						6 years
Share Based Payment Award Vesting Period						4 years
Share Based Payment Award Vesting Rights						Half (1/2) of which vest upon the second anniversary of the stated vesting commencement date and one-fourth (1/4) of the remaining will vest upon the third and four anniversaries of the stated vesting commencement date
Options Grants In Period										16,097,050
Restricted Stock Units Grants In Period								64,210,210		18,257,040
Stock Option, fair value of the underlying stock | $ / shares									$ 0.19		$ 0.46
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options | ¥								¥ 40,192	$ 40,192	¥ 137,487	$ 137,487
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition								2 years 6 months 3 days		2 years 7 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period								954,960		3,036,290
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options | ¥								¥ 112,376	$ 112,376	¥ 138,441	$ 138,441
Employee Stock Option [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition								9 months 18 days		1 year 11 months 19 days
Allocated Share-based Compensation Expense | ¥								¥ 52,870		¥ 66,190		¥ 48,298
Restricted Stock Units (RSUs) [Member]
Allocated Share-based Compensation Expense | ¥								¥ 45,508		¥ 62,007		¥ 6,002
Directors And Employees [Member]
Options Grants In Period				4,968,000	5,540,000	73,225,200	12,021,500
Restricted Stock Units Grants In Period				14,925,000	19,800,000	5,000,000
Directors And Employees [Member] | Restricted Stock Units (RSUs) [Member]
Restricted Stock Units Grants In Period	13,890,000
Independent Directors [Member]
Options Grants In Period			720,000
Non Employee [Member] | Employee Stock Option [Member]
Options Grants In Period										10,409,050
Non Employee [Member] | Restricted Stock Units (RSUs) [Member]
Restricted Stock Units Grants In Period										3,332,040
External Consultants [Member] | Restricted Stock Units (RSUs) [Member]
Restricted Stock Units Grants In Period		356,210
Employees [Member] | Restricted Stock Units (RSUs) [Member]
Restricted Stock Units Grants In Period		49,964,000
Two Thousand Nineteen
Number of shares authorized and reserved for the issuance													227,401,861